INVENTORIES (Tables)	6 Months Ended
Jun. 30, 2025
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORIES

As of June 30, 2025 and December 31, 2024, inventories consist of:

	June 30, 2025	December 31, 2024
	(Unaudited)
Raw materials	$-	$-
Finished goods	2,376,809	6,385,905
Inventories, gross	$2,376,809	$6,385,905
Allowance for slow-moving or obsolete inventories	(64,885)	(68,732)
Inventories, net	$2,311,924	$6,317,173